JANUARY 7, 2015

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

HARTFORD BALANCED HLS FUND

PROSPECTUS DATED MAY 1, 2014, AS LAST SUPPLEMENTED AUGUST 27, 2014

HARTFORD CAPITAL APPRECIATION HLS FUND

PROSPECTUS DATED MAY 1, 2014, AS LAST SUPPLEMENTED MAY 30, 2014

HARTFORD DISCIPLINED EQUITY HLS FUND

HARTFORD DIVIDEND AND GROWTH HLS FUND

HARTFORD GLOBAL GROWTH HLS FUND

HARTFORD GROWTH OPPORTUNITIES HLS FUND

HARTFORD HEALTHCARE HLS FUND

HARTFORD HIGH YIELD HLS FUND

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

HARTFORD MIDCAP HLS FUND

HARTFORD MIDCAP VALUE HLS FUND

HARTFORD SMALL/MID CAP EQUITY HLS FUND

HARTFORD SMALLCAP GROWTH HLS FUND

HARTFORD SMALL COMPANY HLS FUND

HARTFORD STOCK HLS FUND

HARTFORD TOTAL RETURN BOND HLS FUND

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

HARTFORD ULTRASHORT BOND HLS FUND

HARTFORD VALUE HLS FUND

EACH PROSPECTUS DATED MAY 1, 2014

(EACH OF THE ABOVE IS A SERIES OF HARTFORD SERIES FUND, INC. OR HARTFORD HLS SERIES FUND II, INC. AND, COLLECTIVELY, THE ABOVE ARE REFERRED TO HEREIN AS THE “FUNDS”)

Effective on or after January 1, 2015, State Street Bank and Trust Company replaced JP Morgan Chase Bank, N.A. as the Funds’ primary custodian. As a result, the second paragraph under the section entitled “FURTHER INFORMATION ON THE FUNDS—Distributor, Custodian and Transfer Agent” in each of the above referenced Prospectuses is replaced with the following:

State Street Bank and Trust Company, 500 Pennsylvania Avenue, Kansas City, Missouri 64105, serves as custodian of the Fund’s assets. JP Morgan Chase Bank, N.A., 4 New York Plaza, Floor 12, New York, NY, 10004-2413, may serve as custodian of certain Fund assets.

This Supplement should be retained with your Prospectus for future reference.

January 2015

JANUARY 7, 2015

SUPPLEMENT TO THE COMBINED STATEMENT OF ADDITIONAL

INFORMATION DATED MAY 1, 2014, AS LAST SUPPLEMENTED DECEMBER 8, 2014

FOR HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

(COLLECTIVELY, THE FUNDS TO WHICH THE STATEMENT OF ADDITIONAL INFORMATION RELATES ARE REFERRED TO HEREIN AS THE “FUNDS”)

Effective on or after January 1, 2015, State Street Bank and Trust Company replaced JP Morgan Chase Bank, N.A. as the Funds’ primary custodian. As a result, the section entitled “CUSTODIAN” in the above referenced Combined Statement of Additional Information is replaced with the following:

Portfolio securities of each HLS Fund are held pursuant to a separate Custodian Agreement between each Company and State Street Bank and Trust Company, 500 Pennsylvania Avenue, Kansas City, Missouri 64105. JP Morgan Chase Bank, N.A., 4 New York Plaza, Floor 12, New York, NY, 10004-2413, may serve as custodian of certain Hartford HLS Fund assets.

This supplement should be retained with your Statement of Additional Information for future reference.

January 2015